Business Combination (Details) - Schedule of number of shares of common stock issued	9 Months Ended
Sep. 30, 2022 shares
Business Combination (Details) - Schedule of number of shares of common stock issued [Line Items]
Common stock, shares outstanding	196,503,710
Class A Common Stock [Member]
Business Combination (Details) - Schedule of number of shares of common stock issued [Line Items]
Common stock, shares outstanding	11,300,000
Issuance of Class A common shares pursuant to the Business Combination	4,161,000
ATSP [Member] | Class A Common Stock [Member]
Business Combination (Details) - Schedule of number of shares of common stock issued [Line Items]
Shares, Outstanding	140,114,060
ATSP [Member] | Class B Common Stock [Member]
Business Combination (Details) - Schedule of number of shares of common stock issued [Line Items]
Common stock, shares outstanding	40,396,600
ATSP [Member]
Business Combination (Details) - Schedule of number of shares of common stock issued [Line Items]
Issuance of Class A common shares pursuant to the Business Combination	532,050